Income Taxes - Reconciliation of Partnership's Total Amount of Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance of unrecognized tax benefits as at beginning of the year	$ 4,047	$ 6,779	$ 7,037
Decreases for positions related to prior years	(3,376)	(3,082)	(258)
Increases for positions related to the current year	1,503	350	0
Balance of unrecognized tax benefits as at end of the year	$ 2,174	$ 4,047	$ 6,779